FORM 24F-2
             Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

1. Name and address of issuer:

Merrill Lynch, Pierce, Fenner & Smith Incorporated
P.O. Box 9051
Princeton, N.J. 08543-9051

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

Defined Asset Funds- Government Securities Income Fund GNMA Series 1U

3. Investment Company Act File Number:   811-2810

   Securities Act File Number:           33-44050


4(a). Last day of fiscal year for which this Form
      is filed:      December 31, 1998

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).(See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

  (i) Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24(f):    $4,456,043.64

(ii) Aggregate price of securities redeemed or
     repurchased during the fiscal year:      $8,847,034.45

  (iii)Aggregate price of securities redeemed or
       repurchased during any prior fiscal year
       ending no earlier than October 11, 1995 that
       were not previously used to reduce registration
       fees payable to the Commission:          $4,733,307.25

  (iv) Total available redemption credits [add Items 5(ii)
       and 5(iii):                       -$13,580,341.70

(v)  Net sales - if Item 5(i) is greater than Item 5(iv)
       [subtract Item 5(iv) from Item 5(i)]: $0.00

(vi) Redemption credits available for use in future years
     if Item 5(i) is less than Item 5(iv) [subtract Item
     5(iv) from Item 5(i)]:      $(9,124,298.06)

  (vii) Multiplier for determining registration fee (See
        Instruction C.9):          x_.000278

(viii) Registration fee due [multiply Item 5(v) by Item
          5(vii)] (enter ''0'' if no fee is due): =$0.00
                               __________

6.  Prepaid Shares
    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in Effect before october 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction
  D):  +0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                =$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                       Method of Delivery:
                             [   ] Wire Transfer
                             [   ] Mail or other means


                                    SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) *
         by Merrill Lynch, Pierce, Fenner & Smith
            Incorporated, Agent for the Sponsors

         By  /s/  J. David Meglen
                  Vice President

Date     March 11, 1999

*Please print the name and title of the signing officer below the signature.